Investment Objectives and Goals	Aug. 31, 2025
Seafarer Overseas Growth and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Seafarer Overseas Growth and Income Fund SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation along with some current income.
Objective, Secondary [Text Block]	The Fund seeks to mitigate adverse volatility in returns as a secondary objective.
Seafarer Overseas Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Seafarer Overseas Value Fund SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.
Vulcan Value Partners Fund
Prospectus [Line Items]
Risk/Return [Heading]	VULCAN VALUE PARTNERS FUND (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation.
Vulcan Value Partners Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	VULCAN VALUE PARTNERS SMALL CAP FUND (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation.
Emerald Finance and Banking Innovation Fund
Prospectus [Line Items]
Risk/Return [Heading]	EMERALD FINANCE AND BANKING INNOVATION FUND (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long term growth through capital appreciation.
Objective, Secondary [Text Block]	Income is a secondary objective.
Emerald Insights Fund
Prospectus [Line Items]
Risk/Return [Heading]	EMERALD INSIGHTS FUND (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term growth through capital appreciation.
Emerald Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	EMERALD GROWTH FUND (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term growth through capital appreciation.